Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic benefit cost
Service cost	$ (5,270,000)	$ (5,055,000)	$ (5,368,000)
Interest cost	(5,085,000)	(4,869,000)	(4,695,000)
Expected return on plan assets	11,455,000	10,950,000	11,420,000
Amortization of prior service cost	0	0	(15,000)
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year	(576,000)	(773,000)	(637,000)
Net periodic benefit income	(524,000)	(253,000)	(705,000)
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial (loss) gain for the period	(11,698,000)	168,000	(1,400,000)
Amortization of net loss	576,000	773,000	637,000
Total recognized in other comprehensive income	(11,122,000)	941,000	(748,000)
Total recognized in net benefit income and other comprehensive income	$ (10,598,000)	$ 1,194,000	$ (43,000)